Bank Loans - Schedule of Repayment Schedule for the Bank Loans (Details)	Dec. 31, 2025 USD ($)
Schedule of Repayment Schedule for the Bank Loans [Abstract]
2026	$ 1,773,748
2027	57,771
2028	1,299,996
Total	$ 3,131,515